Condensed Consolidated Statements of Income Parenthetical (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Ceded premiums, related parties	$ 66,025	$ 174,591	$ 194,599	$ 543,373
Related party transactions
Ceded premiums, related parties	$ 964	$ 131,758	$ 43,931	$ 423,259